Earnings (Loss) per Share Attributable to Owners of the Controlling Company - Summary of Basic Earnings per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share [abstract]
Profit (loss) attributable to owners of the Controlling Company for the year	₩ (2,733,741,837,803)	₩ (3,071,564,667,651)	₩ 1,186,182,126,952
Weighted-average number of common stocks outstanding	357,815,700	357,815,700	357,815,700
Basic loss per share	₩ (7,640)	₩ (8,584)	₩ 3,315